BASIC AND DILUTED LOSS PER SHARE (Details Narrative)	6 Months Ended
Mar. 31, 2026 shares
Pre Split [Member] | Series A Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	90,229